Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000006446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,240.05	$ 10,440.43	$ 10,821.95	$ 11,419.67	$ 12,032.75	$ 11,485.61	$ 10,795.32	$ 11,057.79	$ 11,616.92	$ 12,110.73
C000006445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Class C) – including sales charge
Accumulated Value	10,000		10,126.59	10,233.86	10,492.06	10,969.09	11,441.13	10,818.24	10,056.44	10,199.77	10,599.05	10,938.32
C000006443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Class A) – including sales charge
Accumulated Value	9,550		9,745.49	9,921.9	10,256.43	10,793.62	11,355.41	10,800.63	10,130.26	10,347.6	10,843.08	11,269.54
C000006447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Class A) – including sales charge
Accumulated Value	9,425		10,733.7	12,785.1	12,078.71	9,718.25	15,359.08	14,199.06	13,135.94	14,766.58	15,862.36	18,974.99
C000006449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Class C) – including sales charge
Accumulated Value	10,000		11,306.83	13,373.73	12,535.14	10,007.54	15,703.91	14,414.85	13,233.7	14,752.32	15,736.77	18,676.59
C000006450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,418.25	13,635.95	12,915.73	10,415.75	16,506.93	15,300.55	14,192.37	15,992.71	17,222.22	20,645
C000006454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,713.35	14,348.27	16,049.53	15,444.63	24,418.55	25,091.07	21,429.95	29,715.25	31,262.26	37,099.96
C000006453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Class C) – including sales charge
Accumulated Value	10,000		11,587.51	14,055.74	15,566.01	14,832.33	23,221.72	23,621.03	19,980.25	27,403.79	28,554.91	33,528.82
C000006451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Class A) – including sales charge
Accumulated Value	9,425		11,013.75	13,455.52	15,015.96	14,410.29	22,731.18	23,298.17	19,859.29	27,451.29	28,815.2	34,104.8
C000006455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Class A) – including sales charge
Accumulated Value	9,425		10,839.52	11,779.8	12,225.92	10,468.79	15,779.23	17,816.61	16,815.99	20,393.2	21,521.14	24,257.12
C000006457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Class C) – including sales charge
Accumulated Value	9,999.99		11,412.9	12,305.64	12,680.37	10,773.15	16,118.03	18,064.01	16,912.77	20,351.92	21,331.15	23,853.68
C000006458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Institutional Class) – including sales charge
Accumulated Value	10,000.01		11,530.42	12,556.85	13,068.6	11,214.59	16,946.45	19,186.3	18,149.98	22,059.48	23,351.71	26,371.98
C000006462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		12,180.26	14,886.58	16,221.26	13,603.1	28,575.1	26,991.29	23,521.23	27,619.78	25,055.67	29,784.4
C000006461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Class C) – including sales charge
Accumulated Value	10,000		12,060.36	14,599.95	15,740.47	13,073.15	27,194.14	25,423.69	21,925.89	25,497.87	22,913.89	26,944.43
C000006459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Class A) – including sales charge
Accumulated Value	9,425		11,454.39	13,960.63	15,173.48	12,697.11	26,606.02	25,072.47	21,794.1	25,509.01	23,099.95	27,381.7
C000006463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Class A) – including sales charge
Accumulated Value	9,425		11,298.27	11,817.02	11,364.18	8,056.81	15,002.38	15,969.39	13,982.93	16,560.34	15,916.87	17,601.2
C000006465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Class C) – including sales charge
Accumulated Value	10,000		11,889	12,347.01	11,791.48	8,295.52	15,326.01	16,198.87	14,071.66	16,531.42	15,776.94	17,303.16
C000006466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Institutional Class) – including sales charge
Accumulated Value	9,999.99		12,005.21	12,598.38	12,142.22	8,630.53	16,107.05	17,192.55	15,096.88	17,917.38	17,269.19	19,139.74
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Accumulated Value	10,000		10,044.04947	10,164.85165	10,620.31923	11,569.10991	11,651.28199	11,167.51061	10,633.29975	10,813.88722	11,341.56206	11,834.7554
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Accumulated Value	10,000		11,313.4592	13,183.32662	12,627.52869	10,661.0951	15,928.97069	15,692.45129	14,897.01402	16,872.06743	17,898.87248	22,358.35272
MSCI ACWI ex USA Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (gross)
Accumulated Value	10,000		11,370	13,308	12,811	10,871	16,310	16,140	15,403	17,534	18,699	23,483
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,743	13,384	14,629	13,455	21,607	24,474	22,420	29,116	31,394	36,964
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,807	13,438	14,616	13,282	21,587	24,161	22,088	28,558	30,620	36,157
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		11,575.66581	14,035.88141	15,825.2021	15,969.42784	25,989.2281	29,881.6763	26,624.13659	37,006.619	39,879.49141	47,381.76433
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,922.25406	12,750.64097	13,474.20004	11,160.87051	17,420.71428	19,453.50807	18,303.11431	22,012.83589	23,593.39183	27,336.61838
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Accumulated Value	10,000		11,977.20381	14,363.06369	15,446.66893	13,222.45613	24,791.85699	22,283.82603	19,977.06502	24,196.81034	22,655.83215	27,031.80437
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Accumulated Value	$ 10,000		$ 12,313.0546	$ 13,016.92136	$ 13,256.22757	$ 9,464.367611	$ 17,742.77266	$ 19,114.71219	$ 17,102.07927	$ 20,749.80197	$ 20,444.78533	$ 25,643.69216